Equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 18, 2025	Apr. 29, 2025	May 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	May 27, 2024
IfrsStatementLineItems [Line Items]
Capital	R$ 18,400,000				R$ 21,210,000
Authorization to increase capital							R$ 1,187,144,787
Capital increase	21,210,000
Capitalization of investment reserve					2,810,000
Retained earnings					5,657,394
Other reserve					R$ 21,518,212	R$ 21,647,715
Dividends paid, classified as operating activities		R$ 1,831,122
Surplus minimum mandatory		R$ 718,692
Totaling proposed dividends			R$ 2,549,814
Payment of interest on equity, as remuneration to shareholders, in the gross amount	R$ 1,798,001
Dividends paid, ordinary shares per share	R$ 2.55				R$ 0.68
Dividends interest on equity					R$ 481,439
Dividends witheld income tax					371,823	274,668
Balance payable of interest on capital					2,059,850	2,275,890
Declared dividend payables					2,009,739	2,275,146
Net of withholding income tax					48,579
Tax exempt beneficiaries					R$ 1,532
Dividends witheld income tax, net						744
Description of legal reserve					Legal reserve Profit reserve - legal reserve: it is constituted by the allocation of 5% of the net profit for the year up to the limit of 20% of the capital stock. The Company may cease to establish the legal reserve in the fiscal year in which the balance of this reserve, plus the amount of capital reserves exceeds 30% of the capital stock. The legal reserve is intended to ensure the integrity of the capital stock and may only be used to offset losses or increase capital, rather than to pay dividends.
Investment reserve					R$ 18,751,526	19,304,132
Treasury share					475,385
Recrecognized in profit or loss				R$ 107	43,000
Recognized equity					30,000
Recognized as taxes and contributions payable					13,000
Share Based Payment Plans [Member]
IfrsStatementLineItems [Line Items]
Treasury share					R$ 3,554,431